ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2014
Starway
Acquisitions
Summary of fair values of the assets acquired and liabilities assumed

	2012	Amortization period
Current assets	954
Intangible assets	299	5 years
Property and equipment	667	5-10 years
Brand name	28,600	indefinite
Non-compete agreement	400	10 years
Franchise agreements	7,700	remaining contract terms
Goodwill	21,491
Current liabilities	(19,430)
Deferred tax liabilities	(9,174)
Noncontrolling interest	(14,215)
Total	17,292

Individual hotels acquired
Acquisitions
Summary of fair values of the assets acquired and liabilities assumed

	2012	2013	2014	Amortization period
Current assets	127	5,552	25
Property and equipment	4,668	29,805	10,477	5-10 years
Favorable leases	2,470	6,422	3,330	remaining lease terms
Deferred tax assets	—	6,628	—
Franchise agreements	200	—	—	remaining contracts terms
Goodwill	153	662	—
Current liabilities	—	(2,501)	—
Deferred tax liabilities	(618)	(13,145)	(832)
Noncontrolling interest	—	—	(25)
Total	7,000	33,423	12,975